Equity and share capital (Details Textuals 3)	12 Months Ended		1 Months Ended	12 Months Ended			12 Months Ended
	Jun. 30, 2012 CAD	Jun. 30, 2011 CAD	Jul. 26, 2011 Private Placement CAD	Jun. 30, 2012 Private Placement CAD	Jul. 01, 2010 Private Placement CAD	Jun. 30, 2010 Private Placement CAD	Jul. 01, 2010 Private Placement Warrant USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants received by underwriters to purchase common shares			5,060,000				544,050
Percentage of stock issued							6.50%
Closing price (in dollars per share)							$ 1.40
Percentage of commission received by underwriters					6.50%
Number of shares sold to entities purchasers					715,000
Percentage of commission paid to underwriters					4.00%
Share issue costs	655,867	1,084,883	655,867	1,084,883	1,230,964
Share issue cost, other			129,627		283,173
Commission charged by agent			526,240		801,710
Fair value of the underwriter warrants						146,081